ADDITIONAL INFORMATION OF THE PARENT COMPANY - CONDENSED BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 913,277	$ 132,413	¥ 449,352
Prepayments and other current assets	126,452	18,333	89,119
Property and equipment, net	504,953	73,211	321,627
TOTAL ASSETS	3,839,396	556,660	3,952,369
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued expenses and other current liabilities	356,502	51,689	370,854
TOTAL LIABILITIES	997,663	144,648	902,548
MEZZANINE EQUITY
MEZZANINE EQUITY	5,986,910	868,020	5,540,491
Shareholders' deficit
Subscription receivables	(310,227)	(44,979)	(310,227)
Accumulated other comprehensive income (loss)	(3,608)	(523)	8,465
Accumulated deficit	(2,831,381)	(410,512)	(2,188,947)
Total shareholders' deficit	(3,145,177)	(456,008)	(2,490,670)	¥ 1,137,193	¥ (169,427)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' DEFICIT	3,839,396	556,660	3,952,369
Class A
Shareholders' deficit
Ordinary shares	19	3	19
Class B
Shareholders' deficit
Ordinary shares	20	3	20
Parent company | Reportable legal entities
ASSETS
Cash and cash equivalents	35,411	5,134	36,160
Prepayments and other current assets	1,041	151	496
Investments in subsidiaries	2,806,201	406,860	3,037,606
Property and equipment, net	7	1
TOTAL ASSETS	2,842,660	412,146	3,074,262
LIABILITIES AND SHAREHOLDERS' EQUITY
Amounts due to subsidiaries			272
Accrued expenses and other current liabilities	927	134	24,169
TOTAL LIABILITIES	927	134	24,441
MEZZANINE EQUITY
MEZZANINE EQUITY	5,986,910	868,020	5,540,491
Shareholders' deficit
Subscription receivables	(310,227)	(44,979)	(310,227)
Accumulated other comprehensive income (loss)	(3,608)	(523)	8,465
Accumulated deficit	(2,831,381)	(410,512)	(2,188,947)
Total shareholders' deficit	(3,145,177)	(456,008)	(2,490,670)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' DEFICIT	2,842,660	412,146	3,074,262
Parent company | Reportable legal entities | Class A
Shareholders' deficit
Ordinary shares	19	3	19
Parent company | Reportable legal entities | Class B
Shareholders' deficit
Ordinary shares	¥ 20	$ 3	¥ 20